Cover	Nov. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 07, 2023
Entity File Number	000-55896
Entity Registrant Name	PINEAPPLE, INC.
Entity Central Index Key	0001654672
Entity Tax Identification Number	47-5185484
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	12301 Wilshire Blvd.
Entity Address, Address Line Two	Suite 302
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	(877)
Local Phone Number	310-7675
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false